Label	Element	Value
Aberdeen Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000887210_SupplementTextBlock

Aberdeen Investment Funds (the “Trust”)

Aberdeen Select International Equity Fund

Supplement dated May 17, 2017 to the Statutory Prospectus

dated February 28, 2017, as supplemented to date (the “Prospectus”)

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” for the Aberdeen Select International Equity Fund in the section entitled, “Summary — Aberdeen Select International Equity Fund” beginning on page 1 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Select International Equity Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Select International Equity Fund.  This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class Shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Select International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The example does not include the impact of the uncertain taxes and costs associated with the receipt by the Fund of Article 63 EU Tax Reclaims as noted in the footnote below the table in “Fees and Expenses of the Fund.”  If the uncertain taxes and costs associated with these reclaims were included, the expenses would be materially higher.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The following replaces the section entitled “Performance” for the Aberdeen Select International Equity Fund in the section entitled, “Summary — Aberdeen Select International Equity Fund” beginning on page 3 of the Prospectus:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance

The bar chart and table below can help you evaluate potential risks of the Select International Equity Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) and Aberdeen Asset Managers Limited (“AAML”) became adviser and sub-adviser of the Fund, respectively, on May 22, 2013. Performance prior to this date reflects the performance of an unaffiliated adviser.

Performance shown for periods after December 16, 2016 reflect the Fund’s receipt of payment of Article 63 EU Tax Reclaims related to prior years (2005-2008), the receipt of which was uncertain.  The receipt of these extraordinary payments increased the Fund’s performance for all periods that include December 2016 and February 2017 in a manner that may not recur in the future, and the Fund’s performance was significantly higher than it would have been absent receipt of the Article 63 EU Tax Reclaims.  There can be no assurance that the Fund will receive additional Article 63 EU Tax Reclaim payments or maintain this level of performance in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Select International Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares (Years Ended Dec. 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Return: 22.02% - 2nd quarter 2009 Lowest Return: -24.53% - 3rd quarter 2011 As of March 31, 2017, the Fund’s year to date performance was 15.15%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2016
Aberdeen Select International Equity Fund | MSCI All Country World ex USA Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Aberdeen Select International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,702
Annual Return 2007	rr_AnnualReturn2007	17.56%
Annual Return 2008	rr_AnnualReturn2008	(43.87%)
Annual Return 2009	rr_AnnualReturn2009	23.34%
Annual Return 2010	rr_AnnualReturn2010	8.52%
Annual Return 2011	rr_AnnualReturn2011	(23.50%)
Annual Return 2012	rr_AnnualReturn2012	14.87%
Annual Return 2013	rr_AnnualReturn2013	12.37%
Annual Return 2014	rr_AnnualReturn2014	(5.20%)
Annual Return 2015	rr_AnnualReturn2015	(15.14%)
Annual Return 2016	rr_AnnualReturn2016	6.48%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.87%)
Aberdeen Select International Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.74%)
Aberdeen Select International Equity Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.00%)
Aberdeen Select International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.63%)

[1]	The Fund has received payment on tax reclaims from some European jurisdictions related to prior years (2005-2008) in accordance with European Union law under Article 63 of the Treaty on the Functioning of the European Union (the "Article 63 EU Tax Reclaims"). The receipt by the Fund of the tax reclaims from these jurisdictions results in a tax liability to the Fund to offset the tax benefits that shareholders received in the past, the precise amount of the tax liability is uncertain and subject to negotiations with the U.S. IRS. Uncertain taxes and costs associated with Article 63 EU Tax Reclaims are not included in the expense table above. In addition to the operating expenses shown in the table above, the Fund has accrued a tax expense representing approximately 2.40% of assets under management as of April 30, 2017. If these taxes and costs were included in the table above, the expense ratio would materially increase. Please see the Performance section for details on the impact of the receipt of the Article 63 EU Tax Reclaim payments. Upon final determination of the U.S. IRS, if the actual tax payable is greater than the amount currently accrued, and subject to the level of assets under management at the time of any subsequent adjustments, the Fund's expenses, net asset value and performance may be materially adversely impacted.